Balance Sheet Components	12 Months Ended
Dec. 31, 2025
Balance Sheet Components [Abstract]
BALANCE SHEET COMPONENTS

5 - BALANCE SHEET COMPONENTS

Inventory

Inventory consists of the following:

	December 31,
	2025	2024
Inventory	$7,809,589	$7,377,966
Inventory allowance	(904,653)	(904,653)
Consigned parts	2,748,976	985,927
Total	$9,653,912	$7,459,240

Prepaid and other current assets

Prepaid and other current assets consists of the following:

	December 31,
	2025	2024
Prepaid expenses	$300,063	$312,239
Inventory purchase deposit	5,000,000	5,000,000
Production deposit	336,643	336,643
Other current assets	1,693	712
Total	$5,638,399	$5,649,594

In January 2024, the Company placed an inventory order and paid a $5.0 million deposit against the order. The inventory was to be delivered on or before June 30, 2024. The inventory was not delivered by such date; and as a result, the Company is entitled to a refund of its deposit. The Company was granted a security interest in the purchased inventory. Upon the return of the Company’s down payment, the order will terminate. As of December 31, 2025.

Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,
	2025	2024
Furniture and fixtures	$712,153	$702,122
Computer equipment	336,385	327,166
Leasehold improvements	390,742	390,742
Total property and equipment gross	1,439,280	1,420,030
Less - Accumulated depreciation	(1,347,471)	(1,209,401)
Total property and equipment net	$91,809	$210,629

Depreciation expense for the years ended December 31, 2025 and 2024, totaled approximately $130,000 and $212,000, respectively.